American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2020

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 43.9%
Focused Dynamic Growth Fund G Class(2)	918,882	32,170,068
NT Disciplined Growth Fund G Class	3,983,640	51,229,614
NT Equity Growth Fund G Class	8,553,713	85,366,060
NT Growth Fund G Class	7,054,135	118,227,311
NT Heritage Fund G Class	7,450,227	82,325,009
NT Large Company Value Fund G Class	20,029,670	196,090,466
NT Mid Cap Value Fund G Class	11,493,107	120,332,831
Small Cap Growth Fund G Class	1,525,922	26,779,923
Small Cap Value Fund G Class	4,172,711	25,077,993
Sustainable Equity Fund G Class	5,242,991	155,297,387
		892,896,662
Domestic Fixed Income Funds — 24.8%
Inflation-Adjusted Bond Fund G Class	6,653,747	79,645,353
NT Diversified Bond Fund G Class	29,121,163	330,233,984
NT High Income Fund G Class	9,052,483	76,674,535
Short Duration Inflation Protection Bond Fund G Class	1,736,404	17,815,503
		504,369,375
International Equity Funds — 17.3%
Non-U.S. Intrinsic Value Fund G Class	5,148,325	37,222,392
NT Emerging Markets Fund G Class	6,073,586	61,403,954
NT Global Real Estate Fund G Class	3,623,627	33,192,427
NT International Growth Fund G Class	10,671,692	108,531,110
NT International Small-Mid Cap Fund G Class	3,768,399	34,782,324
NT International Value Fund G Class	10,419,903	77,419,881
		352,552,088
International Fixed Income Funds — 9.3%
Emerging Markets Debt Fund G Class	4,392,042	41,768,317
Global Bond Fund G Class	12,693,687	128,587,049
International Bond Fund G Class(2)	1,388,008	17,877,547
		188,232,913
Money Market Funds — 4.7%
U.S. Government Money Market Fund G Class	96,129,203	96,129,203
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,913,345,067)		2,034,180,241
OTHER ASSETS AND LIABILITIES†		1,924
TOTAL NET ASSETS — 100.0%		$2,034,182,165

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$34,469	$6,398	$4,099	$32,170	919	$296	—
NT Disciplined Growth Fund	$57,023	4,981	10,499	(275)	51,230	3,984	1,691	$3,202
NT Equity Growth Fund	208,317	26,856	103,715	(46,092)	85,366	8,554	25,044	23,324
NT Growth Fund	169,284	23,666	52,955	(21,768)	118,227	7,054	14,843	18,817
NT Heritage Fund	98,681	19,045	18,923	(16,478)	82,325	7,450	635	13,030
NT Large Company Value Fund	232,176	29,262	37,435	(27,912)	196,091	20,030	710	10,218
NT Mid Cap Value Fund	142,955	13,759	20,398	(15,983)	120,333	11,493	(145)	2,350
Small Cap Growth Fund	—	31,137	2,596	(1,761)	26,780	1,526	(99)	1,377
Small Cap Value Fund	—	32,815	1,102	(6,635)	25,078	4,173	(23)	685
Sustainable Equity Fund	—	185,292	23,634	(6,361)	155,297	5,243	(880)	2,094
Inflation-Adjusted Bond Fund	88,545	5,978	17,122	2,244	79,645	6,654	(86)	1,770
NT Diversified Bond Fund	376,273	59,597	117,561	11,925	330,234	29,121	3,538	7,667
NT High Income Fund	89,696	8,208	11,353	(9,876)	76,675	9,052	(570)	4,098
Short Duration Inflation Protection Bond Fund	16,259	3,493	1,712	(224)	17,816	1,736	(60)	424
Non-U.S. Intrinsic Value Fund(4)	46,898	10,257	8,308	(11,625)	37,222	5,148	299	2,608
NT Emerging Markets Fund	77,034	4,283	12,145	(7,768)	61,404	6,074	1,428	2,103
NT Global Real Estate Fund	40,922	3,995	6,452	(5,273)	33,192	3,624	525	2,098
NT International Growth Fund	125,160	7,653	17,394	(6,888)	108,531	10,672	2,307	3,290
NT International Small-Mid Cap Fund	40,565	3,496	6,205	(3,074)	34,782	3,768	82	1,291
NT International Value Fund	87,324	12,766	10,423	(12,247)	77,420	10,420	(1,010)	4,176
Emerging Markets Debt Fund	50,362	3,202	7,962	(3,834)	41,768	4,392	(111)	1,744
Global Bond Fund	148,820	13,825	30,237	(3,821)	128,587	12,694	233	4,404
International Bond Fund(3)	17,395	3,008	2,156	(369)	17,878	1,388	(1)	—
U.S. Government Money Market Fund	118,760	6,122	28,753	—	96,129	96,129	—	1,410
NT Core Equity Plus Fund	69,784	2,484	54,035	(18,233)	—	—	15,105	2,484
NT Small Company Fund	58,490	2,016	54,956	(5,550)	—	—	6,433	583
	$2,360,723	$551,665	$664,429	$(213,779)	$2,034,180	271,298	$70,184	$115,247

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.